Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Condensed Consolidating Financial Information
Schedule of Supplemental Condensed Consolidating Statement of Operations

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)

Net sales	$3,684	$2,369	$(1,843)	$4,210
Cost of sales and occupancy expense	2,390	1,979	(1,843)	2,526
Gross profit	1,294	390	-	1,684
Selling, general, and administrative expense	953	145	-	1,098
Related party expenses	13	-	-	13
Store pre-opening costs	3	1	-	4
Operating income	325	244	-	569
Interest expense	254	-	-	254
Loss on early extinguishment of debt	18	-	-	18
Other (income) and expense, net	5	4	-	9
Intercompany charges (income)	73	(73)	-	-
Equity in earnings of subsidiaries	313	-	(313)	-
Income before income taxes	288	313	(313)	288
Provision for income taxes	112	121	(121)	112
Net income	$176	$192	$(192)	$176

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)

Net sales	$3,530	$2,294	$(1,793)	$4,031
Cost of sales and occupancy expense	2,341	1,919	(1,793)	2,467
Gross profit	1,189	375	-	1,564
Selling, general, and administrative expense	919	140	-	1,059
Related party expenses	14	-	-	14
Store pre-opening costs	3	-	-	3
Operating income	253	235	-	488
Interest expense	276	-	-	276
Loss on early extinguishment of debt	53	-	-	53
Other (income) and expense, net	12	(2)	-	10
Intercompany charges (income)	73	(73)	-	-
Equity in earnings of subsidiaries	310	-	(310)	-
Income before income taxes	149	310	(310)	149
Provision for income taxes	46	107	(107)	46
Net income	$103	$203	$(203)	$103

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)

Net sales	$3,428	$2,233	$(1,773)	$3,888
Cost of sales and occupancy expense	2,350	1,846	(1,773)	2,423
Gross profit	1,078	387	-	1,465
Selling, general, and administrative expense	916	136	-	1,052
Related party expenses	14	-	-	14
Store pre-opening costs	2	-	-	2
Operating income	146	251	-	397
Interest expense	257	-	-	257
Other (income) and expense, net	(11)	(6)	-	(17)
Intercompany charges (income)	73	(73)	-	-
Equity in earnings of subsidiaries	330	-	(330)	-
Income before income taxes	157	330	(330)	157
Provision for income taxes	54	105	(105)	54
Net income	$103	$225	$(225)	$103

Schedule of Supplemental Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

	October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$138	$23	$—	$161
Merchandise inventories	717	359	—	1,076
Intercompany receivables	—	634	(634)	—
Other	120	30	—	150
Total current assets	975	1,046	(634)	1,387
Property and equipment, net	277	67	—	344
Goodwill	95	—	—	95
Investment in subsidiaries	623	—	(623)	—
Other assets	72	3	—	75
Total assets	$2,042	$1,116	$(1,257)	$1,901

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$23	$351	$—	$374
Accrued liabilities and other	295	129	—	424
Current portion of long-term debt	180	—	—	180
Intercompany payable	634	—	(634)	—
Other	8	1	—	9
Total current liabilities	1,140	481	(634)	987
Long-term debt	3,188	—	—	3,188
Other long-term liabilities	85	12	—	97
Total stockholders’ deficit	(2,371)	623	(623)	(2,371)
Total liabilities and stockholders’ deficit	$2,042	$1,116	$(1,257)	$1,901

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

	October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$97	$14	$—	$111
Merchandise inventories	677	342	—	1,019
Intercompany receivables	—	512	(512)	—
Other	121	23	—	144
Total current assets	895	891	(512)	1,274
Property and equipment, net	251	65	—	316
Goodwill	95	—	—	95
Investment in subsidiaries	481	—	(481)	—
Other assets	94	1	—	95
Total assets	$1,816	$957	$(993)	$1,780

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$339	$—	$348
Accrued liabilities and other	280	125	—	405
Current portion of long-term debt	135	—	—	135
Intercompany payable	512	—	(512)	—
Other	5	—	—	5
Total current liabilities	941	464	(512)	893
Long-term debt	3,376	—	—	3,376
Other long-term liabilities	71	12	—	83
Total stockholders’ deficit	(2,572)	481	(481)	(2,572)
Total liabilities and stockholders’ deficit	$1,816	$957	$(993)	$1,780

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$-	$371
Merchandise inventories	554	286	-	840
Intercompany receivables	-	466	(466)	-
Other	103	20	-	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	-	312
Goodwill, net	95	-	-	95
Investment in subsidiaries	410	-	(410)	-
Other assets	78	3	-	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$9	$292	$-	$301
Accrued liabilities and other	257	132	-	389
Current portion of long-term debt	127	-	-	127
Intercompany payable	466	-	(466)	-
Other	19	1	-	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	-	-	3,363
Other long-term liabilities	85	11	-	96
Total stockholders' deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders' deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	January 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$309	$10	$-	$319
Merchandise inventories	571	255	-	826
Intercompany receivables	-	348	(348)	-
Other	109	17	-	126
Total current assets	989	630	(348)	$1,271
Property and equipment, net	234	67	-	301
Goodwill, net	95	-	-	95
Investment in subsidiaries	295	-	(295)	-
Other assets	112	1	-	113
Total assets	$1,725	$698	$(643)	$1,780

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$7	$266	$-	$273
Accrued liabilities and other	262	122	-	384
Current portion of long-term debt	1	-	-	1
Intercompany payable	348	-	(348)	-
Other	24	3	-	27
Total current liabilities	642	391	(348)	685
Long-term debt	3,667	-	-	3,667
Other long-term liabilities	70	12	-	82
Total stockholders' deficit	(2,654)	295	(295)	(2,654)
Total liabilities and stockholders' deficit	$1,725	$698	$(643)	$1,780

Schedule of Supplemental Condensed Consolidating Statement of Cash Flows

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$(19)	$109	$(74)	$16

Investing activities:
Cash paid for property and equipment	(66)	(19)	—	(85)
Net cash used in investing activities	(66)	(19)	—	(85)

Financing activities:
Net repayments of long-term debt	(123)	—	—	(123)
Intercompany dividends	—	(74)	74	—
Other financing activities	(17)	(1)	—	(18)
Net cash used in financing activities	(140)	(75)	74	(141)

Decrease in cash and equivalents	(225)	15	—	(210)
Beginning cash and equivalents	363	8	—	371
Ending cash and equivalents	$138	$23	$—	$161

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$79	$96	$(76)	$99

Investing activities:
Cash paid for property and equipment	(68)	(16)	—	(84)
Net cash used in investing activities	(68)	(16)	—	(84)

Financing activities:
Net repayments of long-term debt	(205)	—	—	(205)
Intercompany dividends	—	(76)	76	—
Other financing activities	(18)	—	—	(18)
Net cash used in financing activities	(223)	(76)	76	(223)

Decrease in cash and equivalents	(212)	4	—	(208)
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$97	$14	$—	$111

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$394	$234	$(215)	$413

Investing activities:
Cash paid for property and equipment	(88)	(21)	-	(109)
Net cash used in investing activities	(88)	(21)	-	(109)

Financing activities:
Net repayments of long-term debt	(227)	-	-	(227)
Intercompany dividends	-	(215)	215	-
Other financing activities	(25)	-	-	(25)
Net cash provided by financing activities	(252)	(215)	215	(252)

Increase in cash and equivalents	54	(2)	-	52
Beginning cash and equivalents	309	10	-	319
Ending cash and equivalents	$363	$8	$-	$371

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating Activities:
Net cash provided by operating activities	$426	$301	$(289)	$438

Investing Activities:
Cost of business acquisition	(2)	-	-	(2)
Cash paid for property and equipment	(69)	(12)	-	(81)
Net cash used in investing activities	(71)	(12)	-	(83)

Financing Activities:
Net repayments of long-term debt	(225)	-	-	(225)
Intercompany dividends	-	(289)	289	-
Other financing activities	(28)	-	-	(28)
Net cash used in financing activities	(253)	(289)	289	(253)

Increase in cash and equivalents	102	-	-	102
Beginning cash and equivalents	207	10	-	217
Ending cash and equivalents	$309	$10	$-	$319

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$397	$525	$(517)	$405

Investing activities:
Cash paid for property and equipment	(38)	(5)	-	(43)
Net cash used in investing activities	(38)	(5)	-	(43)

Financing activities:
Net borrowings of long-term debt	(171)	-	-	(171)
Intercompany dividends	-	(517)	517	-
Other financing activities	(7)	-	-	(7)
Net cash used in financing activities	(178)	(517)	517	(178)

Increase in cash and equivalents	181	3	-	184
Beginning cash and equivalents	26	7	-	33
Ending cash and cash equivalents	$207	$10	$-	$217